INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Net deferred tax asset	$ 3,873	$ 1,957
Israel [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	2,998	1,444
Net deferred tax asset	2,998	1,444
International [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	875	5,338
Net deferred tax asset	$ 875	$ 5,338